UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08777

CREDIT SUISSE HIGH YIELD BOND FUND
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Credit Suisse High Yield Bond Fund Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31

Date of reporting period:	November 1, 2007 to April 30, 2008

Item 1. Reports to Stockholders.

Credit Suisse High Yield Bond Fund
Eleven Madison Avenue
New York, NY 10010

Trustees

Enrique R. Arzac

Chairman of the Board

Terry Fires Bovarnick

James Cattano

Lawrence J. Fox

Steven Rappaport

Officers

George Hornig

Chief Executive Officer and President

Martha B. Metcalf

Chief Investment Officer

Emidio Morizio

Chief Compliance Officer

J. Kevin Gao

Chief Legal Officer, Senior Vice President
and Secretary

Michael A. Pignataro

Chief Financial Officer

Cecilia Chau

Treasurer

Investment Adviser

Credit Suisse Asset Management, LLC
Eleven Madison Avenue
New York, NY 10010

Administrator

State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

Custodian

State Street Bank and Trust Co.
225 Franklin Street
Boston, MA 02110

Shareholder Servicing Agent

Computershare Trust Company, N.A.
P.O. Box 43078
Providence, RI 02940-3010

Legal Counsel

Willkie Farr & Gallagher LLP
787 7th Avenue
New York, NY 10019

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
100 East Pratt St.
Baltimore, MD 21202

Credit Suisse
High Yield Bond Fund

SEMIANNUAL REPORT
April 30, 2008
(unaudited)

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser's Report

April 30, 2008 (unaudited)

June 9, 2008

Dear Shareholder:

Performance Summary

11/01/07 – 04/30/08

Fund and Benchmark	Performance
Total Return (based on NAV)[1]	(5.96%)
Total Return (based on market value)[1]	4.21%
Merrill Lynch US High Yield Master II Constrained Index[2]	(0.74%)

Market Review: A volatile period

Market volatility persisted during the six months ending April 2008 as concerns over sub prime mortgages, tougher credit conditions, a deteriorating macro-economic backdrop and shelved leveraged buyout deals weighed heavily on the financial markets.

Liquidity remained limited as high yield spreads approached 840 basis points versus Treasuries. In March, however, an increasingly aggressive policy response from the Federal Reserve led to a significant improvement in valuations and market sentiment. This more positive momentum carried over into April, with the high yield market posting its highest monthly return since 2003.

The Merrill Lynch US High Yield Master II Constrained benchmark posted a return of -0.74% for the six months ended April 30, 2008. Lower rated securities lagged the broader market, with CCC and B rated issuers returning -4.94% and -0.20%, respectively, while BB rated issuers outperformed, returning .85%. The average yield spread between high yield bonds and Treasury securities was 243 basis points wider, ending the period at +683 (which was still 157 basis points inside the March wides).

Against this volatile backdrop, credit fundamentals have remained relatively sound, with the exception of financial and housing-related sectors. Default rates, reported by Moody's Investor Services at 1.75% in April, are higher than they have been, but still near historical lows. In addition, outside of the financials, corporate earnings have been strong. However, Merrill Lynch's Distress Ratio continues to rise and, at 23.4% in April, points to rising defaults in 2008. Finally, the most recent Federal Loan Officers Survey reflects a significant tightening of lending standards as bank balance sheet pressures have filtered through to lending attitudes.

On the technical front, new issuance was subdued for most of this time period with approximately $28 billion in deals priced. However, significant progress was made on the backlog of leveraged buyout financing waiting to come to market as the banks sold — at discounted prices — to a variety of private equity and distressed opportunity funds. Finally, April marked a turning point in retail mutual fund flows, posting four consecutive weeks of inflows.

Strategic Review and Outlook: Relatively sound credit fundamentals

An underweight to banks and superior security selection in health services contributed to performance. Conversely, exposures in the CCC-rated segment and holdings in broadcasters and consumer driven sectors, such as restaurants and gaming, hurt returns relative to the benchmark.

In addition to core holdings in the more defensive industries (healthcare, energy, and utilities), we remain relatively constructive on several issuers in the industrial and commercial space — particularly those with international end markets. In contrast, given high energy prices and continued weak housing data, we are cautious with respect to consumer-driven industries and have sought to limit exposures to these sectors. On the

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2008 (unaudited)

ratings front, we have been adding to positions in higher quality credits and using periods of market strength to pare back exposures in riskier names.

While credit fundamentals outside of the financial and housing sectors appear intact, the macroeconomic environment is more challenging. The recapitalization of banks and brokers is underway, but will take some time. As a result, we are concerned that the recent rally may be more a reflection of short covering than real improvement with respect to the broader macroeconomic picture. As 2008 progresses, we believe the environment will remain challenging, particularly with respect to housing weakness and commodity price strength. Consequently, portfolio strategy will remain opportunistic in nature — paring back riskier issuers where possible, adding selectively to higher quality credits in the secondary market, and taking advantage of new issue opportunities in the coming months.

Martha Metcalf Chief Investment Officer*	George Hornig Chief Executive Officer and President**

High yield bonds are lower-quality bonds that are also known as "junk bonds." Such bonds entail greater risks than those found in higher-rated securities.

In addition to historical information, this report contains forward-looking statements that may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

  *  Martha B. Metcalf is a Managing Director of Credit Suisse Asset Management, LLC ("Credit Suisse") and head of the U.S. High Yield Management Team. She has served in these capacities since 2005. From 2000 until 2005, she was a Managing Director and Portfolio Manager of Global High Yield Bonds, and head of a global high yield business with responsibility for total return, as well as structured portfolios at Invesco. Prior to her tenure at Invesco, Ms. Metcalf served for over ten years at JPMorgan Investment Management, where she was Vice President and Portfolio Manager for High Yield Corporate Bonds.

  **  George Hornig is a Managing Director of Credit Suisse. He is the Chief Operating Officer of Alternative Investments and Chairman of the Asset Management Americas Operating Committee. Mr. Hornig has been associated with Credit Suisse since 1999.

1  Assuming reinvestment of dividends of $0.21 per share.

2  The Merrill Lynch US High Yield Master II Constrained Index is an unmanaged index that tracks the performance of below investment-grade U.S. dollar-denominated corporate bonds issued in the U.S. domestic market, where each issuer's allocation is limited to 2% of the index. Investors cannot invest directly in an index.

Credit Suisse High Yield Bond Fund

Semiannual Investment Adviser's Report (continued)

April 30, 2008 (unaudited)

Top Ten Holdings

(% of net assets as of 4/30/08)

Security Description

1.	Texas Competitive Electric Holdings Co. 10.250% 11/1/15	2.44%
2.	Tenet Healthcare Corp. 9.875% 07/01/14	1.39%
3.	Ford Motor Credit Co. 7.000% 10/01/13	1.24%
4.	HCA, Inc. 6.500% 2/15/16	1.23%
5.	General Motors Acceptance Corp. 5.625% 05/15/09	1.22%
6.	Smurfit-Stone Container 8.375% 07/01/12	1.12%
7.	General Motors Corp. 7.125% 7/15/13	1.11%
8.	Intelsat, Ltd 11.250% 6/15/16	1.11%
9.	Qwest Communications International, Inc. 7.50% 2/15/14	1.10%
10.	AES Corp. 8.00% 10/15/17	1.06%

Credit Quality Breakdown

(% of total investments as of 4/30/08)

S&P Ratings
AA	0.2%
A	0.2
BBB	1.0
BB	15.6
B	56.4
CCC	24.0
CC	1.0
D	0.2
NR	1.1
Subtotal	99.7
Equities and Other	0.3
Total	100.0%

Credit Suisse High Yield Bond Fund

Average Annual Returns

April 30, 2008 (unaudited)

	1 Year	3 Years	5 Years	Since Inception
Net Asset Value (NAV)	(8.57)%	5.80%	9.74%	2.93%
Market Value	(11.70)%	2.54%	5.93%	2.82%

Credit Suisse may waive fees and/or reimburse expenses, without which performance would be lower. Waivers and/or reimbursements are subject to change and may be discontinued at any time. Returns represent past performance. Total investment return at net asset value is based on changes in the net asset value of fund shares and assumes reinvestment of dividends and distributions, if any. Total investment return at market value is based on changes in the market price at which the fund's shares traded on the stock exchange during the period and assumes reinvestment of dividends and distributions, if any, at actual prices pursuant to the fund's dividend reinvestment program. Because the fund's shares trade in the stock market based on investor demand, the fund may trade at a price higher or lower than its NAV. Therefore, returns are calculated based on share price and NAV. Past performance is no guarantee of future results. The current performance of the fund may be lower or higher than the figures shown. The fund's yield, return and market price and NAV will fluctuate. Performance information current to the most recent month-end is available by calling 800-293-1232.

Credit Suisse High Yield Bond Fund

Schedule of Investments

April 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS (126.1%)
Aerospace & Defense (1.5%)
$425	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81) §	(B , B3)	02/01/18	7.625	$435,625
625	Hawker Beechcraft Acquisition Co., Global Senior Unsecured Notes (Callable 04/01/11 @ $104.44)	(B- , B3)	04/01/15	8.875	657,812
1,275	Hawker Beechcraft Acquisition Co., Series WI, Global Senior Subordinated Notes (Callable 04/01/12 @ $104.88)	(B- , Caa1)	04/01/17	9.750	1,351,500
625	TransDigm, Inc., Global Company Guaranteed Notes (Callable 07/15/09 @ $105.81)	(B- , B3)	07/15/14	7.750	642,188
					3,087,125
Agriculture (0.7%)
1,325	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 06/09/08 @ $108.00) ‡	(B- , Caa1)	11/01/10	11.000	1,358,125
Auto Loans (6.2%)
1,175	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(B , B1)	06/15/10	7.875	1,118,934
2,900	Ford Motor Credit Co. LLC, Global Senior Unsecured Notes	(B , B1)	10/01/13	7.000	2,504,768
1,375	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(B , B1)	06/16/08	6.625	1,367,545
1,225	Ford Motor Credit Co. LLC, Senior Unsecured Notes	(B , B1)	12/15/16	8.000	1,073,704
325	Ford Motor Credit Co. LLC, Senior Notes	(B , B1)	08/10/11	9.875	314,689
1,175	GMAC LLC, Debentures (Callable 06/05/08 @ $100.00)	(B , B2)	04/01/11	6.000	946,590
2,625	GMAC LLC, Global Senior Unsecured Notes §	(B , B2)	05/15/09	5.625	2,468,700
25	GMAC LLC, Senior Unsecured Notes	(B , B2)	03/02/11	7.250	21,220
1,950	GMAC LLC, Senior Unsecured Notes	(B , B2)	12/01/14	6.750	1,491,892
75	GMAC LLC, Senior Unsubordinated Notes	(B , B2)	12/15/11	6.000	59,480
1,200	Navios Maritime Holdings, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.75)	(B+ , B3)	12/15/14	9.500	1,242,000
					12,609,522
Auto Parts & Equipment (2.9%)
450	Altra Industrial Motion, Inc., Global Secured Notes (Callable 12/01/08 @ $104.50)	(B , B1)	12/01/11	9.000	447,750
850	Altra Industrial Motion, Inc., Global Senior Secured Notes (Callable 12/01/08 @ $104.50)	(B , B1)	12/01/11	9.000	845,750
775	American Axle & Manufacturing, Inc., Company Guaranteed Notes (Callable 03/01/12 @ $103.94)	(BB , Ba3)	03/01/17	7.875	697,500
1,200	American Tire Distributors Holdings, Inc., Global Senior Notes (Callable 04/01/09 @ $105.38)	(CCC+ , Caa1)	04/01/13	10.750	1,134,000
61	Goodyear Tire & Rubber Co., Global Company Guaranteed Notes (Callable 12/01/09 @ $104.31)	(BB- , Ba3)	12/01/11	8.625	65,880
1,298	Goodyear Tire & Rubber Co., Global Senior Unsecured Notes (Callable 07/01/10 @ $104.50)	(BB- , Ba3)	07/01/15	9.000	1,418,065
500	Keystone Automotive Operations, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $104.88)	(CCC , Caa2)	11/01/13	9.750	287,500
1,025	Visteon Corp., Global Senior Unsecured Notes	(B- , Caa2)	08/01/10	8.250	907,125
					5,803,570
Automobile Parts & Equipment (0.3%)
725	Lear Corp., Series B, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.25)	(B- , B3)	12/01/13	8.500	696,000
Automotive (2.8%)
1,970	Ford Motor Co., Global Senior Unsecured Notes	(CCC+ , Caa1)	07/16/31	7.450	1,482,425
2,750	General Motors Corp., Senior Unsecured Notes §	(B- , Caa1)	07/15/13	7.125	2,248,125
2,390	General Motors Corp., Senior Unsecured Notes §	(B- , Caa1)	07/15/33	8.375	1,831,337
					5,561,887
Beverages (0.6%)
400	Constellation Brands, Inc., Company Guaranteed Notes	(BB- , Ba3)	12/15/14	8.375	426,000
850	Constellation Brands, Inc., Company Guaranteed Notes	(BB- , Ba3)	09/01/16	7.250	860,625
					1,286,625
Brokerage (0.3%)
775	E*TRADE Financial Corp., Global Senior Notes (Callable 06/15/08 @ $104.00) §	(B , Ba3)	06/15/11	8.000	693,625
Building & Construction (1.3%)
1,425	Ashton Woods USA/Finance, Global Company Guaranteed Notes (Callable 10/01/10 @ $104.75)	(B- , Caa2)	10/01/15	9.500	790,875
625	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes	(B- , Caa1)	01/15/16	6.250	437,500
900	Standard Pacific Corp., Global Company Guaranteed Notes §	(B+ , B1)	08/15/15	7.000	675,000
1,000	William Lyon Homes, Inc., Company Guaranteed Notes (Callable 04/01/09 @ $103.58)	(B- , Caa2)	04/01/13	10.750	645,000
					2,548,375

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Building Materials (3.8%)
$1,000	Associated Materials, Inc., Global Senior Discount Notes (Callable 03/01/09 @ $105.62) §+	(CCC , Caa2)	03/01/14	0.000	$720,000
1,375	Building Materials Corp. of America, Global Secured Notes (Callable 08/01/09 @ $103.88)	(B+ , B3)	08/01/14	7.750	1,031,250
1,150	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94)	(B+ , B2)	10/01/12	9.875	1,058,000
750	CPG International I, Inc., Global Company Guaranteed Notes (Callable 07/01/09 @ $105.25)	(B , B3)	07/01/13	10.500	645,000
500	Dayton Superior Corp., Company Guaranteed Notes (Callable 06/15/08 @ $100.00) §	(CCC+ , Caa1)	06/15/09	13.000	428,750
625	General Cable Corp., Global Company Guaranteed Notes (Callable 04/01/09 @ $102.00) #	(B+ , B1)	04/01/15	5.073	557,812
325	Norcraft Cos., Global Company Guaranteed Notes (Callable 06/09/08 @ $104.50)	(B+ , B1)	11/01/11	9.000	333,938
750	Norcraft Holdings, Global Senior Discount Notes (Callable 09/01/08 @ $104.88) +	(B- , B3)	09/01/12	0.000	693,750
825	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC , Caa1)	09/01/14	8.500	608,437
1,000	NTK Holdings, Inc., Global Senior Discount Notes (Callable 09/01/09 @ $105.38) §#	(CCC , Caa2)	03/01/14	10.750	435,000
1,425	Ply Gem Industries, Inc., Global Company Guaranteed Notes (Callable 06/09/08 @ $104.50) §	(CCC+ , Caa2)	02/15/12	9.000	1,097,250
					7,609,187
Chemicals (4.5%)
1,475	Chemtura Corp., Company Guaranteed Notes	(BB+ , Ba2)	06/01/16	6.875	1,320,125
1,200	Koppers Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94) +	(B- , B3)	11/15/14	0.000	1,056,000
1,125	Momentive Performance Materials, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.88)	(B , B3)	12/01/14	9.750	1,096,875
1,050	Momentive Performance Materials, Global Company Guaranteed Notes (Callable 12/01/11 @ $105.75) §	(CCC+ , Caa2)	12/01/16	11.500	926,625
275	Nalco Co., Global Senior Subordinated Notes (Callable 11/15/08 @ $104.50)	(B- , B3)	11/15/13	9.000	438,851
1,275	Nalco Finance Holdings, Inc., Global Senior Discounted Notes (Callable 02/01/09 @ $104.50) +	(B- , B3)	02/01/14	0.000	1,224,000
200	PolyOne Corp., Rule 144A, Senior Notes ‡	(B+ , B1)	05/01/12	8.875	206,000
925	PolyOne Corp., Senior Notes	(B+ , B1)	05/01/12	8.875	952,750
1,175	Reichhold Industries, Inc., Rule 144A, Senior Notes (Callable 08/15/10 @ $104.50) ‡	(B+ , B2)	08/15/14	9.000	1,180,875
650	Terra Capital, Inc., Series B, Global Company Guaranteed Notes (Callable 02/01/12 @ $103.50)	(BB- , B1)	02/01/17	7.000	650,000
					9,052,101
Computer Hardware (0.4%)
825	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+ , Caa1)	05/01/16	9.500	697,125
Consumer Products (2.3%)
1,850	AAC Group Holding Corp., Global Senior Unsecured Notes (Callable 10/01/08 @ $105.13) §+	(CCC+ , Caa1)	10/01/12	0.000	1,452,250
1,650	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+ , Caa1)	05/01/14	8.750	1,501,500
925	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)	(B , B3)	05/01/17	7.500	855,625
940	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 06/09/08 @ $104.63)	(B- , B3)	04/15/12	9.250	935,300
					4,744,675
Consumer/Commercial/Lease Financing (0.5%)
1,225	Residential Capital LLC, Company Guaranteed Notes	(CC , Ca)	02/22/11	8.000	637,000
675	Residential Capital LLC, Global Company Guaranteed Notes	(CC , Ca)	06/30/10	6.375	367,875
					1,004,875
Diversified Capital Goods (2.9%)
925	Esco Corp., Rule 144A, Senior Notes (Callable 12/15/08 @ $102.00) ‡#	(B , B2)	12/15/13	6.675	846,375
100	Esco Corp., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.31) ‡	(B , B2)	12/15/13	8.625	100,000
875	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(B- , B3)	08/01/14	9.500	879,375
950	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B- , B3)	12/15/13	8.625	935,750
1,200	Stanadyne Corp., Series 1, Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(B-, B3)	08/15/14	10.000	1,164,000
1,025	Titan International, Inc., Global Company Guaranteed Notes §	(B- , Caa1)	01/15/12	8.000	1,030,125
1,138	TriMas Corp., Global Company Guaranteed Notes (Callable 06/16/08 @ $103.29)	(B- , B3)	06/15/12	9.875	998,595
					5,954,220
Electric - Generation (5.8%)
2,050	AES Corp., Global Senior Unsecured Notes	(BB- , B1)	10/15/17	8.000	2,147,375
175	AES Corp., Senior Unsecured Notes	(BB- , B1)	03/01/14	7.750	180,250
1,475	Calpine Generating Company LLC, Global Senior Secured Notes (Callable 04/01/09 @ $100.00) ø	(D , NR)	04/01/10	11.070	77,438
1,325	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B , B2)	06/01/15	7.500	1,325,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Electric - Generation
$1,825	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B , B2)	05/01/16	8.375	$1,911,687
1,225	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B , B2)	06/01/19	7.750	1,225,000
1,175	Edison Mission Energy, Global Senior Unsecured Notes §	(BB- , B1)	05/15/17	7.000	1,192,625
300	Edison Mission Energy, Global Senior Unsecured Notes	(BB- , B1)	05/15/19	7.200	303,750
438	Midwest Generation LLC, Series B, Global Pass Thru Certificates	(BB+ , Baa3)	01/02/16	8.560	473,332
350	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(B , B1)	01/15/17	7.375	361,375
675	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(B , B1)	02/01/16	7.375	696,938
900	Reliant Energy, Inc., Senior Unsecured Notes	(B , B1)	06/15/14	7.625	940,500
925	Reliant Energy, Inc., Senior Unsecured Notes	(B , B1)	06/15/17	7.875	968,937
					11,804,207
Electric - Integrated (3.9%)
625	Energy Future Holdings, Rule 144A, Company Guaranteed Notes (Callable 11/01/12 @ $105.44) ‡	(B- , B3)	11/01/17	10.875	668,750
225	Mirant Americas Generation, LLC., Senior Unsecured Notes	(B- , B3)	05/01/11	8.300	234,563
1,200	Mirant Americas Generation, LLC., Senior Unsecured Notes	(B- , B3)	10/01/21	8.500	1,182,000
4,725	Texas Competitive Electric Holdings Co., LLC, Series A, Rule 144A, Company Guaranteed Notes (Callable 11/01/11 @ $105.13) ‡	(CCC , B3)	11/01/15	10.250	4,949,437
875	Texas Competitive Electric Holdings Co., LLC, Series B, Rule 144A, Company Guaranteed Notes (Callable 11/01/11 @ $105.13) ‡	(CCC , B3)	11/01/15	10.250	916,562
					7,951,312
Electronics (3.1%)
1,575	Amkor Technology, Inc., Global Senior Notes (Callable 06/09/08 @ $103.88)	(B+ , B1)	05/15/13	7.750	1,513,969
207	Ampex Corp., Secured Notes ^ø	(NR , NR)	08/15/08	12.000	200,446
225	Freescale Semiconductor, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.44)	(B- , B2)	12/15/14	8.875	199,125
2,325	Freescale Semiconductor, Inc., Senior Subordinated Notes §	(B- , B3)	12/15/16	10.125	1,842,562
1,000	Sanmina-SCI Corp., Global Company Guaranteed Notes (Callable 03/01/09 @ $103.38)	(B- , B3)	03/01/13	6.750	910,000
75	Sanmina-SCI Corp., Senior Subordinated Notes (Callable 03/01/11 @ $104.06)	(B- , B3)	03/01/16	8.125	69,375
675	Spansion LLC, Rule 144A, Senior Notes (Callable 01/15/11 @ $105.62) ‡§	(B , Caa2)	01/15/16	11.250	435,375
1,200	Viasystems, Inc., Global Senior Unsecured Notes (Callable 06/09/08 @ $105.25)	(B+ , Caa1)	01/15/11	10.500	1,146,000
					6,316,852
Energy - Exploration & Production (4.5%)
1,225	Chaparral Energy, Inc., Global Company Guaranteed Notes (Callable 02/01/12 @ $104.44) §	(CCC+ , Caa1)	02/01/17	8.875	1,127,000
575	Charter Communications Operating LLC, Rule 144A, Senior Secured Notes ‡	(B- , B3)	04/30/12	8.000	557,750
1,450	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)	(BB , Ba3)	01/15/16	6.875	1,471,750
1,000	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B , B1)	12/01/17	7.250	975,000
975	Hilcorp Energy I, Rule 144A, Senior Notes (Callable 06/01/11 @ $104.50) ‡§	(B+ , B3)	06/01/16	9.000	1,021,313
1,275	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 07/15/10 @ $104.56)	(B , B3)	07/15/13	9.125	1,354,687
1,400	Plains Exploration & Production, Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB- , B1)	06/15/15	7.750	1,442,000
775	Southwestern Energy Co., Rule 144A, Senior Unsecured Notes ‡	(BB+ , Ba2)	02/01/18	7.500	825,374
300	Swift Energy Co, Company Guaranteed Notes (Callable 06/01/12 @ $103.56)	(BB- , B1)	06/01/17	7.125	288,750
					9,063,624
Environmental (1.5%)
575	Allied Waste North America, Inc., Global Senior Secured Notes (Callable 03/15/10 @ $103.63)	(BB , B1)	03/15/15	7.250	582,906
875	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69) §	(B+ , B2)	04/15/14	7.375	885,938
1,500	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(B- , Caa1)	04/15/14	9.500	1,477,500
					2,946,344
Food & Drug Retailers (1.8%)
1,925	Duane Reade, Inc., Global Senior Subordinated Notes (Callable 08/01/08 @ $104.88) §	(CC , Caa3)	08/01/11	9.750	1,795,062
250	Ingles Markets, Inc., Global Senior Subordinated Notes (Callable 06/09/08 @ $102.90)	(B+ , B2)	12/01/11	8.875	255,000
400	Rite Aid Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $104.68)	(CCC+ , Caa1)	12/15/15	9.375	327,000
75	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 04/15/11 @ $103.88)	(B+ , B2)	04/15/15	7.750	75,563
1,225	Stater Brothers Holdings, Inc., Global Company Guaranteed Notes (Callable 06/15/08 @ $104.06)	(B+ , B2)	06/15/12	8.125	1,249,500
					3,702,125

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Food - Wholesale (1.7%)
$825	Dole Foods Co., Inc., Debentures §	(B- , Caa1)	07/15/13	8.750	$705,375
175	Dole Foods Co., Inc., Global Company Guaranteed Notes (Callable 06/09/08 @ $102.22)	(B- , Caa1)	03/15/11	8.875	157,500
950	National Beef Packing Company LLC, Global Senior Unsecured Notes (Callable 08/01/08 @ $102.63)	(B- , Caa1)	08/01/11	10.500	897,750
1,575	Smithfield Foods, Inc., Senior Unsecured Notes	(BB , Ba3)	07/01/17	7.750	1,571,063
					3,331,688
Forestry & Paper (4.6%)
478	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(BB- , B2)	10/15/14	7.125	427,810
1,600	Cellu Tissue Holdings, Inc., Global Secured Notes (Callable 06/09/08 @ $103.66)	(B , B2)	03/15/10	9.750	1,536,000
250	Georgia-Pacific Corp., Debentures	(B+ , B2)	06/15/15	7.700	251,250
750	Georgia-Pacific Corp., Global Senior Notes	(B+ , B2)	01/15/24	8.000	718,125
300	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56) ‡	(BB- , Ba3)	01/15/17	7.125	298,500
800	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/08 @ $104.75)	(B- , B3)	08/15/13	9.500	800,000
625	Newark Group, Inc., Global Senior Subordinated Notes (Callable 03/15/09 @ $104.88)	(B- , B3)	03/15/14	9.750	500,000
500	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00)	(B- , B2)	05/01/12	10.000	536,250
675	NewPage Corp., Global Company Guaranteed Notes (Callable 05/01/09 @ $106.00) §	(CCC+ , B3)	05/01/13	12.000	718,875
2,475	Smurfit-Stone Container, Global Senior Notes (Callable 07/01/08 @ $102.79)	(B- , B3)	07/01/12	8.375	2,277,000
1,125	Verso Paper Holdings LLC, Inc., Series B, Global Company Guaranteed Notes (Callable 08/01/11 @ $105.69)	(CCC+ , B3)	08/01/16	11.375	1,158,750
75	Verso Paper Holdings LLC, Inc., Series B, Global Secured Notes (Callable 08/01/10 @ $104.56)	(B+ , B2)	08/01/14	9.125	77,812
					9,300,372
Gaming (7.0%)
1,125	Buffalo Thunder Development Authority, Rule 144A, Secured Notes (Callable 12/15/10 @ $104.69) ‡	(B , B2)	12/15/14	9.375	770,625
200	Caesars Entertainment, Inc., Global Company Guaranteed Notes §	(B-, Caa1)	03/15/10	7.875	189,000
650	Caesars Entertainment, Inc., Global Company Guaranteed Notes	(B- , Caa1)	05/15/11	8.125	553,312
1,225	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00) ‡	(B- , Caa1)	08/01/13	8.000	1,059,625
290	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63) ‡	(BB , Ba2)	11/15/19	7.250	256,650
350	FireKeepers Development Authority, Rule 144A, Senior Secured Notes (Callable 05/01/12 @ $110.50) ‡	(B , B3)	05/01/15	13.875	357,000
625	Fontainebleau Las Vegas, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13) ‡	(CCC+ , Caa1)	06/15/15	10.250	451,563
225	Herbst Gaming, Inc., Global Company Guaranteed Notes (Callable 06/09/08 @ $104.06)	(CC , Ca)	06/01/12	8.125	50,625
750	Inn of the Mountain Gods, Global Senior Notes (Callable 6/16/08 @ $106.00) §	(B , B3)	11/15/10	12.000	652,500
1,450	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B , B3)	06/15/14	9.750	1,145,500
500	Majestic Star Casino LLC, Global Company Guaranteed Notes (Callable 10/15/08 @ $104.88)	(CCC- , Caa2)	01/15/11	9.750	182,500
950	Majestic Star Casino LLC, Senior Secured Notes (Callable 06/09/08 @ $104.75) §	(B- , B2)	10/15/10	9.500	836,000
1,275	Mashantucket Pequot Tribe, Rule 144A, Bonds (Callable 11/15/11 @ $104.25) ‡	(BB+ , Ba1)	11/15/15	8.500	1,165,031
1,150	MGM Mirage, Inc., Company Guaranteed Notes	(BB , Ba2)	04/01/16	6.875	1,012,000
1,000	MGM Mirage, Inc., Company Guaranteed Notes	(BB , Ba2)	06/01/16	7.500	910,000
1,700	MGM Mirage, Inc., Company Guaranteed Notes	(BB , Ba2)	01/15/17	7.625	1,559,750
175	MGM Mirage, Inc., Global Company Guaranteed Notes	(BB , Ba2)	04/01/13	6.750	161,875
600	Peermont Global Proprietary Ltd., Rule 144A, Senior Secured Notes (Callable 04/30/10 @ $105.81) ‡	(B , B3)	04/30/14	7.750	833,720
870	Tropicana Entertainment LLC., Global Senior Subordinated Notes (Callable 12/15/10 @ $104.81) §ø	(D , Ca)	12/15/14	9.625	432,825
1,250	Trump Entertainment Resorts, Inc., Secured Notes (Callable 06/01/10 @ $104.25) §	(B , Caa1)	06/01/15	8.500	809,375
775	Turning Stone Resort Casino Enterprise, Rule 144A, Senior Notes (Callable 09/15/10 @ $104.56) ‡	(B+ , B1)	09/15/14	9.125	767,250
					14,156,726
Gas Distribution (2.2%)
500	Amerigas Partners LP, Senior Unsecured	(NR , B1)	05/20/15	7.250	507,500
1,625	El Paso Performance-Link, Rule 144A, Senior Unsecured Notes ‡	(BB , Ba3)	07/15/11	7.750	1,689,506
825	Inergy LP/Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B+ , B1)	03/01/16	8.250	849,750
550	MarkWest Energy Partners LP/ Finance Corp., Rule 144A, Senior Notes (Callable 04/15/13 @ $104.38) ‡	(B+ , B2)	04/15/18	8.750	573,375
700	Williams Partners LP, Global Senior Unsecured Notes	(BBB- , Ba2)	02/01/17	7.250	726,250
					4,346,381

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Health Services (9.3%)
$1,215	Bausch & Lomb, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/11 @ $104.94) ‡§	(B , Caa1)	11/01/15	9.875	$1,297,012
1,875	HCA, Inc., Global Secured Notes (Callable 11/15/11 @ $104.63)	(BB- , B2)	11/15/16	9.250	2,020,312
1,300	HCA, Inc., Global Senior Unsecured Notes	(B- , Caa1)	01/15/15	6.375	1,163,500
2,775	HCA, Inc., Global Senior Unsecured Notes	(B- , Caa1)	02/15/16	6.500	2,497,500
700	HCA, Inc., Senior Unsecured Notes	(B- , Caa1)	10/01/12	6.300	659,750
1,050	HCA, Inc., Senior Unsecured Notes	(B- , Caa1)	02/15/13	6.250	960,750
625	HCA, Inc., Senior Unsecured Notes	(B- , Caa1)	07/15/13	6.750	581,250
1,275	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38) §	(CCC+ , Caa1)	06/15/16	10.750	1,377,000
850	Iasis Healthcare/Capital Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.38)	(CCC+ , B3)	06/15/14	8.750	875,500
750	Stewart Enterprises, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $103.13)	(BB- , Ba3)	02/15/13	6.250	725,625
2,750	Tenet Healthcare Corp., Global Senior Unsecured Notes	(B , Caa1)	07/01/14	9.875	2,825,625
500	Tenet Healthcare Corp., Global Senior Unsecured Notes	(B , Caa1)	02/01/15	9.250	498,750
500	Universal Hospital Services, Inc., Global Secured Notes (Callable 06/01/09 @ $102.00) #	(B+ , B3)	06/01/15	8.288	475,000
325	Universal Hospital Services, Inc., Global Secured Notes (Callable 06/01/11 @ $104.25)	(B+ , B3)	06/01/15	8.500	333,125
1,600	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50) §	(CCC+ , Caa1)	10/01/14	9.000	1,636,000
1,025	VWR Funding, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $105.13)	(B- , Caa1)	07/15/15	10.250	991,688
					18,918,387
Healthcare Services (0.9%)
1,825	Community Health Systems, Inc., Global Company Guaranteed Notes (Callable 07/15/11 @ $104.44)	(B , B3)	07/15/15	8.875	1,907,125
Hotels (0.6%)
350	Host Hotels & Resorts LP, Global Secured Notes (Callable 11/01/10 @ $103.44)	(BB , Ba1)	11/01/14	6.875	346,500
975	Host Hotels & Resorts LP, Series Q, Global Senior Secured Notes (Callable 06/01/11 @ $103.33)	(BB , Ba1)	06/01/16	6.750	957,938
					1,304,438
Household & Leisure Products (1.0%)
1,000	ALH Finance LLC/ALH Finance Corp., Global Senior Subordinated Notes (Callable 01/15/09 @ 104.25)	(CCC+ , B3)	01/15/13	8.500	945,000
500	Ames True Temper, Inc., Global Company Guaranteed Notes (Callable 06/9/08 @ $101.50) #	(CCC+ , Caa1)	01/15/12	6.713	414,375
1,400	Ames True Temper, Inc., Global Senior Subordinated Notes (Callable 07/15/08 @ $105.00) §	(CCC- , Caa3)	07/15/12	10.000	756,000
					2,115,375
Investments & Misc. Financial Services (0.8%)
700	Nuveen Investments, Inc., Rule 144A, Senior Notes (Callable 11/15/11 @ $105.25) ‡	(B- , B3)	11/15/15	10.500	677,250
1,075	WMG Acquisition Corp., Global Senior Subordinated Notes (Callable 04/15/09 @ $103.69)	(B , B3)	04/15/14	7.375	897,625
					1,574,875
Leisure (0.7%)
750	Six Flags, Inc., Global Senior Notes (Callable 02/01/09 @ $100.00) §	(CCC- , Caa2)	02/01/10	8.875	626,250
900	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/01/09 @ $104.81)	(CCC- , Caa2)	06/01/14	9.625	598,500
175	Six Flags, Inc., Global Senior Unsecured Notes (Callable 06/09/08 @ $104.88)	(CCC- , Caa2)	04/15/13	9.750	118,125
					1,342,875
Machinery (0.8%)
1,175	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B , B3)	02/15/17	8.625	1,204,375
450	Terex Corp., Senior Subordinated Notes (Callable 11/15/12 @ $104.00)	(B+ , Ba3)	11/15/17	8.000	462,375
					1,666,750
Media - Broadcast (3.3%)
700	Allbritton Communications Co., Global Senior Subordinated Notes (Callable 06/9/08 @ $103.88)	(B+ , B1)	12/15/12	7.750	711,375
1,325	Barrington Broadcasting, Global Company Guaranteed Notes (Callable 08/15/10 @ $105.25)	(CCC+ , B3)	08/15/14	10.500	1,172,625
925	CMP Susquehanna Corp., Global Company Guaranteed Notes (Callable 05/15/10 @ $104.94)	(CCC , Caa1)	05/15/14	9.875	666,000

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Media - Broadcast
$475	Fisher Communications, Inc., Global Company Guaranteed Notes (Callable 09/15/09 @ $104.31)	(B , B2)	09/15/14	8.625	$486,875
505	ION Media Networks, Inc., Rule 144A, Senior Secured Notes (Callable 06/12/08 @ $102.00) ‡#	(CCC- , Caa1)	01/15/13	8.963	304,262
925	Local TV Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/11 @ $104.63) ‡	(CCC+ , Caa1)	06/15/15	9.250	744,625
1,425	Univision Communications, Inc., Rule 144A, Senior Notes (Callable 03/15/11 @ $104.88) §‡	(CCC , B3)	03/15/15	9.750	1,033,125
600	XM Satellite Radio, Inc., Global Company Guaranteed Notes (Callable 05/01/08 @ $102.00) §#	(CCC , Caa1)	05/01/13	7.739	586,500
1,525	Young Broadcasting, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.38)	(CCC- , Caa2)	01/15/14	8.750	899,750
					6,605,137
Media - Cable (6.0%)
1,875	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/09 @ $104.69)	(CCC+ , Caa1)	01/15/14	9.375	1,734,375
425	CCH I LLC, Global Company Guaranteed Notes (Callable 06/09/08 @ $100.00) §	(CCC , Caa3)	04/01/14	9.920	218,875
1,950	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50) §	(CCC , Caa3)	10/01/15	11.000	1,525,875
1,625	CCH II LLC, Series B, Global Company Guaranteed Notes (Callable 09/15/08 @ $105.13)	(CCC , Caa2)	09/15/10	10.250	1,568,125
792	Charter Communications Holdings LLC, Senior Unsecured Notes (Callable 06/09/08 @ $100.00) §	(CCC , Ca)	04/01/11	9.920	492,030
1,275	CSC Holdings, Inc., Global Senior Unsecured Notes	(BB , B1)	04/15/12	6.750	1,255,875
1,150	CSC Holdings, Inc., Series B, Senior Unsecured Notes	(BB , B1)	04/01/11	7.625	1,164,375
1,100	DirecTV Holdings/Finance, Global Company Guaranteed Notes (Callable 06/09/08 @ $104.19)	(BB- , Ba3)	03/15/13	8.375	1,135,750
1,150	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB- , Ba3)	10/01/13	6.625	1,127,000
200	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB- , Ba3)	10/01/13	7.000	200,500
775	Mediacom Broadband LLC, Global Senior Notes (Callable 10/15/10 @ $104.25)	(B- , B3)	10/15/15	8.500	716,875
825	Mediacom LLC, Senior Notes (Callable 06/09/08 @ $100.00)	(B- , B3)	02/15/11	7.875	783,750
150	Mediacom LLC, Senior Unsecured Notes (Callable 01/15/09 @ $100.00)	(B- , B3)	01/15/13	9.500	146,625
					12,070,030
Metals & Mining - Excluding Steel (2.2%)
225	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/10 @ $104.50)	(B- , B3)	12/15/14	9.000	166,500
1,100	Aleris International, Inc., Global Company Guaranteed Notes (Callable 12/15/11 @ $105.00) §	(B- , Caa1)	12/15/16	10.000	687,500
775	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BBB- , Ba2)	04/01/15	8.250	843,781
1,075	Freeport-McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BBB- , Ba2)	04/01/17	8.375	1,190,563
181	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 06/09/08 @ $103.42)	(B+ , B2)	02/15/12	10.250	189,145
1,700	Noranda Aluminum Acquisition, Rule 144A, Senior Unsecured Notes (Callable 06/16/08 @ $102.00) ‡#	(B- , B3)	05/15/15	8.738	1,445,000
					4,522,489
Multi-Line Insurance (0.2%)
535	MBIA Insurance Corp., Rule 144A, Subordinated Notes (Callable 01/15/13 @ $100.00) ‡#	(AA , Aa2)	01/15/33	14.000	490,031
Non-Food & Drug Retailers (5.4%)
1,675	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 06/09/08 @ $105.44)	(CCC+ , Caa2)	02/15/12	10.875	1,532,706
900	Asbury Automotive Group, Inc., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.81)	(B , B3)	03/15/17	7.625	751,500
1,350	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00) §	(B , Caa1)	10/15/12	12.000	1,329,750
850	GameStop Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00)	(BB , Ba1)	10/01/12	8.000	909,500
505	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $105.00) §	(CCC , B2)	11/01/14	10.000	492,375
1,120	Michaels Stores, Inc., Global Company Guaranteed Notes (Callable 11/01/11 @ $105.69) §	(CCC , Caa1)	11/01/16	11.375	1,010,800
1,585	Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19) §	(B , B3)	10/15/15	10.375	1,672,175
1,000	PCA LLC/PCA Finance Corp., Global Company Guaranteed Notesø	(NR , NR)	08/01/09	11.875	50,000
600	SGS International, Inc., Rule 144A, Global Senior Subordinated Notes (Callable 12/15/09 @ $106.00) ‡	(B- , B3)	12/15/13	12.000	519,000
863	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+ , B3)	12/15/13	10.625	888,890
600	Susser Holdings LLC, Rule 144A, Senior Notes (Callable 12/15/09 @ $105.31) ‡	(B+ , B3)	12/15/13	10.625	618,000
100	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25) §	(B- , B3)	02/15/15	8.500	85,000
1,225	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/12 @ $104.88) §	(CCC+ , Caa1)	02/15/17	9.750	989,188
					10,848,884
Office Equipment (0.5%)
550	IKON Office Solutions, Inc., Global Senior Unsecured Notes (Callable 09/15/10 @ $103.88)	(BB- , Ba3)	09/15/15	7.750	555,500
475	IKON Office Solutions, Inc., Rule 144A, Senior Unsecured Notes (Callable 06/09/08 @ $100.00) ‡#	(BB- , Ba3)	01/01/12	7.698	478,563
					1,034,063

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Oil Field Equipment & Services (0.4%)
$825	Bristow Group, Inc., Global Company Guaranteed Notes (Callable 09/15/12 @ $103.75)	(BB , Ba2)	09/15/17	7.500	$855,938
Packaging (3.3%)
400	Berry Petroleum Co., Senior Subordinated Notes (Callable 11/01/11 @ $104.13)	(B+ , B3)	11/01/16	8.250	417,000
850	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)	(CCC+ , Caa2)	03/01/16	10.250	724,625
955	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 09/15/10 @ $104.44)	(B , Caa1)	09/15/14	8.875	897,700
1,625	Constar International, Inc., Company Guaranteed Notes (Callable 06/09/08 @ $105.50)	(CCC , Caa2)	12/01/12	11.000	958,750
325	Crown Cork & Seal Co., Inc., Debentures (Callable 06/09/08 @ $101.91)	(B , B2)	04/15/23	8.000	305,500
50	Graham Packaging Company, Inc., Global Company Guaranteed Notes (Callable 10/15/08 @ $104.25)	(CCC+ , Caa1)	10/15/12	8.500	49,250
1,225	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)	(CCC+ , Caa1)	10/15/14	9.875	1,157,625
200	Owens-Brockway Glass Container, Inc., Global Company Guaranteed Notes (Callable 06/09/08 @ $104.12)	(BB , Ba3)	05/15/13	8.250	209,000
700	Pliant Corp., Global Senior Secured Notes (Callable 06/09/08 @ $102.78) §	(CCC , Caa1)	09/01/09	11.125	579,250
1	Pliant Corp., Global Senior Secured Notes (Callable 06/09/08 @ $108.72)	(B , NR)	06/15/09	11.625	654
1,575	Solo Cup Co., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.25) §	(CCC , Caa2)	02/15/14	8.500	1,378,125
					6,677,479
Printing & Publishing (3.5%)
600	American Media Operations, Inc., Series B, Global Company Guaranteed Notes (Callable 06/09/08 @ $100.00) §	(CCC- , Caa3)	05/01/09	10.250	449,250
1,675	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00)	(BB- , B3)	11/15/16	8.000	1,097,125
2,425	R.H. Donnelley Corp., Global Senior Unsecured Notes (Callable 01/15/09 @ $103.44)	(B , B3)	01/15/13	6.875	1,564,125
750	R.H. Donnelley Corp., Rule 144A, Senior Notes (Callable 10/15/12 @ $104.44) ‡	(B , B3)	10/15/17	8.875	487,500
900	R.H. Donnelley Corp., Series A-2, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)	(B , B3)	01/15/13	6.875	580,500
250	R.H. Donnelley Corp., Series A-3, Global Senior Notes (Callable 01/15/11 @ $104.44)	(B , B3)	01/15/16	8.875	163,750
1,400	Reader's Digest Association, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/12 @ $104.50) ‡	(CCC , Caa1)	02/15/17	9.000	1,008,000
1,300	TL Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25) ‡	(CCC+ , Caa1)	01/15/15	10.500	1,183,000
635	Valassis Communications, Inc., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B- , B3)	03/01/15	8.250	568,325
					7,101,575
Restaurants (0.4%)
775	Denny's Holdings, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00)	(B , B3)	10/01/12	10.000	743,031
Software (0.8%)
1,875	First Data Corp., Rule 144A, Company Guaranteed Notes (Callable 09/30/11 @ $104.94) ‡§	(B , B3)	09/24/15	9.875	1,708,594
Software/Services (1.4%)
1,625	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13) §	(B- , Caa1)	08/15/15	10.250	1,734,688
1,150	Unisys Corp., Senior Unsubordinated Notes (Callable 01/15/12 @ $106.25)	(B+ , B2)	01/15/16	12.500	1,190,250
					2,924,938
Steel Producers/Products (1.9%)
1,075	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/09/08 @ $103.88)	(BB- , B1)	06/15/12	7.750	1,103,219
400	PNA Intermed Holdings Corp., Global Senior Unsecured Notes (Callable 06/09/08 @ $102.00) #	(B- , Caa1)	02/15/13	10.065	335,000
1,275	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.62)	(B , B3)	02/15/14	11.250	1,246,312
1,125	Ryerson, Inc., Rule 144A, Senior Secured Notes (Callable 11/01/11 @ $106.00) ‡	(B+ , B2)	11/01/15	12.000	1,119,375
					3,803,906
Support-Services (6.7%)
1,250	Allied Security Escrow Corp., Global Senior Subordinated Notes (Callable 07/15/08 @ $105.69)	(CCC+ , Caa1)	07/15/11	11.375	1,081,250
300	ARAMARK Corp., Global Company Guaranteed Notes (Callable 02/01/09 @ $102.00) #	(B , B3)	02/01/15	6.373	290,250
925	ARAMARK Corp., Global Senior Unsecured Notes (Callable 02/01/11 @ $104.25)	(B , B3)	02/01/15	8.500	968,937
400	Ashtead Capital, Inc., Rule 144A, Notes (Callable 08/15/11 @ $104.50) ‡§	(B , B1)	08/15/16	9.000	352,000
150	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/10 @ $104.38)	(CCC+ , B2)	06/01/14	8.750	134,250
1,075	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/11 @ $105.13)	(CCC+ , Caa1)	06/01/16	10.250	908,375
500	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)	(BB- , B1)	01/01/14	8.875	506,250
600	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/11 @ $105.25) §	(B , B2)	01/01/16	10.500	606,750

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
U.S. CORPORATE BONDS
Support-Services
$750	Iron Mountain, Inc., Company Guaranteed Notes (Callable 06/09/08 @ $101.44)	(B+ , B2)	04/01/13	8.625	$766,875
200	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/08 @ $103.31)	(B+ , B2)	01/01/16	6.625	194,250
1,500	Johnsondiversey Holdings, Inc., Series B, Global Discount Notes (Callable 06/09/08 @ $103.56)	(CCC+ , Caa1)	05/15/13	10.670	1,500,000
775	Kar Holdings, Inc., Global Company Guaranteed Notes (Callable 05/01/10 @ $104.38)	(CCC+ , B3)	05/01/14	8.750	747,875
675	Kar Holdings, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $105.00)	(CCC , Caa1)	05/01/15	10.000	644,625
1,050	Mobile Services Group, Inc., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.88)	(B- , B3)	08/01/14	9.750	1,013,250
415	Neff Corp., Global Company Guaranteed Notes (Callable 06/01/11 @ $105.00) §	(B- , Caa2)	06/01/15	10.000	205,425
1,125	Rental Service Corp., Global Company Guaranteed Notes (Callable 12/01/10 @ $104.75)	(B- , Caa1)	12/01/14	9.500	1,012,500
1,875	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94) §	(CCC+ , Caa1)	09/01/16	11.875	1,725,000
425	United Rentals North America, Inc., Global Company Guaranteed Notes (Callable 06/12/08 @ $103.25)	(BB- , B1)	02/15/12	6.500	400,563
725	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.50)	(B , B3)	02/15/14	7.000	605,375
					13,663,800
Telecom - Fixed Line (1.7%)
2,225	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $102.00) #	(CCC+ , Caa1)	02/15/15	6.704	1,791,125
725	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $106.13)	(CCC+ , Caa1)	03/15/13	12.250	734,063
50	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(CCC+ , Caa1)	11/01/14	9.250	45,750
775	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)	(CCC+ , B3)	02/15/14	9.250	806,000
					3,376,938
Telecom - Integrated/Services (4.3%)
1,550	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19) §	(B- , B2)	01/15/14	8.375	1,550,000
925	Citizens Communications Co., Senior Unsecured Notes	(BB+ , Ba2)	01/15/13	6.250	881,062
700	Hawaiian Telcom Communications, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/10 @ $106.25) §	(CCC , Caa3)	05/01/15	12.500	182,000
1,100	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B , B1)	04/15/14	9.500	1,105,500
1,275	Paetec Holding Corp.,Series WI, Global Company Guaranteed Notes (Callable 07/15/11 @ $104.75)	(CCC+ , Caa1)	07/15/15	9.500	1,204,875
2,250	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B+ , Ba3)	02/15/14	7.500	2,221,875
350	Windstream Corp., Global Company Guaranteed Notes	(BB , Ba3)	08/01/13	8.125	364,000
125	Windstream Corp., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.50)	(BB , Ba3)	03/15/19	7.000	118,750
1,100	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB , Ba3)	08/01/16	8.625	1,157,750
					8,785,812
Telecom - Wireless (1.5%)
675	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(B , B2)	06/15/13	10.125	707,062
1,025	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(B- , B3)	11/01/14	9.375	1,010,906
675	Rural Cellular Corp., Global Senior Subordinated Notes (Callable 06/01/08 @ $102.00) #	(CCC , Caa2)	06/01/13	6.076	685,125
650	SunCom Wireless Holdings, Inc., Global Company Guaranteed Notes (Callable 06/01/08 @ $104.25)	(A- , NR)	06/01/13	8.500	680,063
					3,083,156
Textiles & Apparel (0.7%)
1,300	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)	(B+ , B2)	01/15/15	9.750	1,365,000
Theaters & Entertainment (0.7%)
1,675	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+ , B2)	03/01/14	8.000	1,503,313
TOTAL U.S. CORPORATE BONDS (Cost $274,945,164)					255,620,607

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN CORPORATE BONDS (13.0%)
Building Materials (0.1%)
$1,000	Maax Corp., Global Senior Subordinated Notes (Callable 06/15/08 @ $104.88) (Canada) §	(CC , Caa3)	06/15/12	9.750	$155,000
Chemicals (1.2%)
1,850	Basell AF SCA, Rule 144A, Company Guaranteed Notes (Callable 08/15/10 @ $104.19) (Luxembourg) ‡	(B- , B3)	08/15/15	8.375	1,350,500
1,350	Ineos Group Holdings PLC, Rule 144A, Company Guaranteed Notes (Callable 02/15/11 @ $104.25) (United Kingdom) ‡	(B- , B3)	02/15/16	8.500	1,100,250
					2,450,750
Electronics (2.4%)
1,150	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/10 @ $105.94) (Singapore)	(B , Caa1)	12/01/15	11.875	1,242,000
225	Celestica, Inc., Senior Subordinated Notes (Callable 07/01/08 @ $103.94) (Canada)	(B , B3)	07/01/11	7.875	227,531
625	Celestica, Inc., Senior Subordinated Notes (Callable 07/01/09 @ $103.81) (Canada)	(B , B3)	07/01/13	7.625	615,625
1,000	New Asat, Ltd., Global Company Guaranteed Notes (Callable 02/01/09 @ $102.31) (Cayman Islands)	(CCC- , Caa1)	02/01/11	9.250	695,000
400	NXP BV/NXP Funding LLC, Global Company Guaranteed Notes (Callable 10/15/11 @ $104.75) (Netherlands) §	(B , B3)	10/15/15	9.500	388,000
475	NXP BV/NXP Funding LLC, Global Company Guaranteed Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(BB- , Ba3)	10/15/14	7.875	471,437
900	NXP BV/NXP Funding LLC, Global Company Guaranteed Notes (Callable 10/15/11 @ $104.31) (Netherlands)	(B , B3)	10/15/15	8.625	1,208,544
					4,848,137
Energy - Exploration & Production (0.4%)
875	OPTI Canada, Inc., Global Senior Secured Notes (Callable 12/15/10 @ $104.13) (Canada)	(BB+ , B1)	12/15/14	8.250	907,813
Forestry & Paper (1.0%)
2,325	Abitibi-Consolidated, Inc., Global Company Guaranteed Notes (Canada) §	(CCC+, Caa2)	06/15/11	7.750	1,057,875
1,000	Smurfit Kappa Funding PLC, Global Senior Subordinated Notes (Callable 01/31/10 @ $103.88) (Ireland)	(B , B2)	04/01/15	7.750	912,500
					1,970,375
Gaming (0.4%)
600	Codere Finance Luxembourg, Rule 144A, Senior Secured Notes (Callable 06/15/10 @ $104.13) (Luxembourg) ‡	(BB- , B2)	06/15/15	8.250	847,732
Media - Cable (1.1%)
150	NTL Cable PLC, Global Senior Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B- , B2)	08/15/16	9.125	145,500
675	Unity Media GmbH, Rule 144A, Senior Secured Notes (Callable 02/15/10 @ $105.06) (Germany) ‡	(B- , Caa2)	02/15/15	10.125	1,056,162
500	Virgin Media Finance PLC, Global Company Guaranteed Notes (Callable 04/15/09 @ $104.88) (United Kingdom)	(B- , B2)	04/15/14	9.750	933,335
					2,134,997
Media - Diversified (0.3%)
725	Quebecor Media, Inc., Global Senior Unsecured Notes (Callable 03/15/11 @ $103.88) (Canada)	(B , B2)	03/15/16	7.750	701,438
Oil Refining & Marketing (0.6%)
875	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/11 @ $103.38) (Bermuda) ‡	(BB- , B1)	05/01/14	6.750	826,875
400	Petroplus Finance, Ltd., Rule 144A, Company Guaranteed Notes (Callable 05/01/12 @ $103.50) (Bermuda) ‡	(BB- , B1)	05/01/17	7.000	374,000
					1,200,875
Pharmaceuticals (0.5%)
150	Elan Finance PLC, Global Company Guaranteed Notes (Callable 11/15/08 @ $103.88) (Ireland)	(B , B3)	11/15/11	7.750	146,625
775	Elan Finance PLC, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B , B3)	12/01/13	8.875	769,187
					915,812
Support-Services (0.8%)
1,000	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom) ‡	(B , B1)	08/01/15	8.625	870,000
525	Carlson Wagonlit BV, Rule 144A, Senior Notes (Callable 11/01/08 @ $102.00) (Netherlands) ‡#	(B- , B2)	05/01/15	10.131	727,462
					1,597,462

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2008 (unaudited)

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
FOREIGN CORPORATE BONDS
Telecom - Integrated/Services (2.4%)
$1,550	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)	(B- , B3)	12/15/14	10.750	$1,581,000
550	Hellas II, Rule 144A, Subordinated Notes (Callable 06/09/08 @ $102.00) (Luxembourg) ‡#	(CCC+ , Caa1)	01/15/15	8.463	420,750
2,200	Intelsat, Ltd., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.62) (Bermuda)	(CCC+ , Caa2)	06/15/16	11.250	2,241,250
650	Nordic Telephone Co. Holdings, Rule 144A, Senior Notes (Callable 05/01/11 @ $104.44) (Denmark) ‡	(B , B2)	05/01/16	8.875	667,875
					4,910,875
Telecom - Wireless (0.5%)
1,075	MetroPCS Wireless, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(B- , Caa1)	11/01/14	9.250	1,061,562
Telecommunication Equipment (0.4%)
850	Nortel Networks, Ltd., Global Company Guaranteed Notes (Canada) #	(B- , B3)	07/15/11	6.963	805,375
Textiles & Apparel (0.0%)
75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg) ‡	(CCC , B3)	11/15/12	9.875	82,321
Transportation - Excluding Air/Rail (0.9%)
1,725	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/08 @ $104.25) (Bermuda)	(B+ , B1)	12/15/13	8.500	1,750,875
TOTAL FOREIGN CORPORATE BONDS (Cost $28,752,962)					26,341,399
Number of Shares
COMMON STOCKS (0.4%)
Automobile Parts & Equipment (0.0%)
774,557	Cambridge Industries Liquidating Trust ^*				0
Chemicals (0.1%)
4,893	Huntsman Corp.				110,044
Electric - Integrated (0.3%)
14,950	Mirant Corp.*				614,594
Steel Producers/Products (0.0%)
8,414	WCI Steel Acquisition, Inc.*				67,312
TOTAL COMMON STOCKS (Cost $531,967)					791,950
WARRANTS (0.0%)
Electronics (0.0%)
204,293	Viasystems, Inc., strike price $25.31, expires 01/31/10 ^*				2,043
Telecom - Fixed Line (0.0%)
3,000	Versatel Telecom International NV, strike price $2.81, expires 05/15/08 *				38
TOTAL WARRANTS (Cost $3,772,613)					2,081

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Schedule of Investments (continued)

April 30, 2008 (unaudited)

Number of Shares				Value
SHORT-TERM INVESTMENTS (26.0%)
50,255,048	State Street Navigator Prime Portfolio §§			$50,255,048
Par (000)		Maturity	Rate%
$2,391	State Street Bank and Trust Co. Euro Time Deposit	05/01/08	1.100	2,391,000
TOTAL SHORT-TERM INVESTMENTS (Cost $52,646,048)				52,646,048
TOTAL INVESTMENTS AT VALUE (165.5%) (Cost $360,648,754)				335,402,085
LIABILITIES IN EXCESS OF OTHER ASSETS (-65.5%)				(132,787,426)
NET ASSETS (100.0%)				$202,614,659

INVESTMENT ABBREVIATION

NR = Not Rated

†  Credit ratings given by the Standard & Poor's Division of The McGraw-Hill Companies, Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

‡  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2008, these securities amounted to a value of $43,078,045 or 21.3% of net assets.

+  Step Bond - The interest rate stated is as of April 30, 2008 and will reset at a future date.

Ø  Bond is currently in default.

*  Non-income producing security.

^  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

#  Variable rate obligations - The interest rate shown is the rate as of April 30, 2008.

§  Security or portion thereof is out on loan.

§§  Represents security purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Assets and Liabilities

April 30, 2008 (unaudited)

Assets
Investments at value, including collateral for securities on loan of $50,255,048 (Cost $360,648,754) (Note 2)	$335,402,085 [1]
Cash	334
Foreign currency at value (cost $938,226)	931,402
Dividend and interest receivable	7,607,281
Receivable for investments sold	5,386,690
Unrealized appreciation on forward currency contracts (Note 2)	75,620
Prepaid expenses and other assets	82,711
Total Assets	349,486,123
Liabilities
Advisory fee payable (Note 3)	193,896
Loan payable (Note 4)	93,500,000
Payable upon return of securities loaned (Note 2)	50,255,048
Payable for investments purchased	2,611,572
Interest payable (Note 4)	280,446
Trustees' fee payable (Note 3)	30,502
Total Liabilities	146,871,464
Net Assets
Applicable to 55,731,189 shares outstanding	$202,614,659
Net Assets Consist of
Capital stock, $0.001 par value (Note 6)	$55,731
Paid-in capital (Note 6)	447,885,566
Distributions in excess of net investment income	(515,087)
Accumulated net realized loss on investments, swap contracts and foreign currency transactions	(219,634,508)
Net unrealized depreciation on investments, swap contracts and foreign currency translations	(25,177,043)
Net Assets	$202,614,659
Net Asset Value Per Share ($202,614,659/55,731,189)	$3.64
Market Price Per Share	$3.57

1  Including $49,223,512 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Operations

For the Six Months Ended April 30, 2008 (unaudited)

Investment Income (Note 2)
Interest	$14,928,509
Dividends	979
Securities lending	432,552
Total investment income	15,362,040
Expenses
Investment advisory fees (Note 3)	1,335,376
Administrative services fees (Note 3)	29,395
Interest expense (Note 4)	2,480,723
Legal fees	79,642
Printing fees (Note 3)	64,124
Trustees' fees (Note 3)	37,632
Audit and tax fees	18,418
Custodian fees	14,993
Transfer agent fees	7,089
Insurance expense	3,416
Miscellaneous expense	9,904
Total expenses	4,080,712
Less: fees waived (Note 3)	(116,814)
Net expenses	3,963,898
Net investment income	11,398,142
Net Realized and Unrealized Gain (Loss) from Investments, Swap Contracts and Foreign Currency Related Items
Net realized loss from investments	(10,310,313)
Net realized loss from swap contracts	(59,097)
Net realized loss from foreign currency transactions	(216,598)
Net change in unrealized appreciation (depreciation) from investments	(15,589,596)
Net change in unrealized appreciation (depreciation) from swap contracts	131,115
Net change in unrealized appreciation (depreciation) from foreign currency translations	129,208
Net realized and unrealized loss from investments, swap contracts and foreign currency related items	(25,915,281)
Net decrease in net assets resulting from operations	$(14,517,139)

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2008 (unaudited)	For the Year Ended October 31, 2007
From Operations
Net investment income	$11,398,142	$22,440,607
Net realized gain (loss) from investments, swap contracts and foreign currency transactions	(10,586,008)	4,262,257
Net change in unrealized appreciation (depreciation) from investments, swap contracts and foreign currency translations	(15,329,273)	(9,001,387)
Net increase (decrease) in net assets resulting from operations	(14,517,139)	17,701,477
From Dividends
Dividends from net investment income	(11,592,087)	(22,135,443)
Net decrease in net assets resulting from dividends	(11,592,087)	(22,135,443)
From Capital Share Transactions (Note 6)
Reinvestment of dividends	—	1,392,911
Net increase in net assets from capital share transactions	—	1,392,911
Net decrease in net assets	(26,109,226)	(3,041,055)
Net Assets
Beginning of period	228,723,885	231,764,940
End of period	$202,614,659	$228,723,885
Distributions in excess of net investment income	$(515,087)	$(321,142)

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Statement of Cash Flows

For the Six Months Ended April 30, 2008 (unaudited)

Cash flows from operating activities
Interest and securities lending income received	$14,889,560
Operating expenses paid	(4,114,101)
Purchases of short-term securities	(37,000)
Purchases of long-term securities	(71,347,125)
Proceeds from sales of long-term securities	81,375,903
Net cash provided by operating activities		$20,767,237
Cash flows from financing activities
Proceeds from borrowings	93,500,000
Repayment of borrowings	(101,794,588)
Cash dividends paid	(11,592,087)
Net cash used in financing activities		(19,886,675)
Net increase in cash		880,562
Cash — beginning of period		51,174
Cash — end of period		$931,736
RECONCILIATION OF NET DECREASE IN NET ASSETS FROM OPERATIONS TO NET CASH PROVIDED BY OPERATING ACTIVITIES
Net decrease in net assets resulting from operations		$(14,517,139)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities
Decrease in interest receivable	$331,048
Decrease in accrued expenses	(160,207)
Decrease in prepaid expenses and other assets	10,004
Net amortization of discount on investments	(803,528)
Purchases of long-term securities	(71,347,125)
Proceeds from sales of long-term securities	81,375,903
Purchases of short-term securities	(37,000)
Net change in unrealized appreciation on investments, swap contracts and foreign currencies	15,329,273
Net realized loss on investments, foreign currencies and swap contracts	10,586,008
Total adjustments		35,284,376
Net cash provided by operating activities		$20,767,237
Non-cash activity:
Dividend reinvestments		$—

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Financial Highlights

	For the Six Months Ended 4/30/08	Year Ended
Per share operating performance	(unaudited)	10/31/07	10/31/06	10/31/05	10/31/04	10/31/03	10/31/02	10/31/01	10/31/00	10/31/99
Net asset value, beginning of period	$4.10	$4.18	$4.12	$4.53	$4.34	$3.53	$4.49	$6.16	$7.98	$8.36
INVESTMENT ACTIVITIES
Net investment income	0.20	0.40	0.40	0.47	0.53	0.55	0.65[2]	0.84	0.96[2]	0.98
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	(0.45)	(0.08)	0.11	(0.35)	0.24	0.87	(0.80)	(1.63)	(1.80)	(0.38)
Total from investment operations	(0.25)	0.32	0.51	0.12	0.77	1.42	(0.15)	(0.79)	(0.84)	0.60
LESS DIVIDENDS
Dividends from net investment income	(0.21)	(0.40)	(0.42)	(0.51)	(0.58)	(0.61)	(0.71)	(0.86)	(0.98)	(0.98)
Return of capital	—	—	(0.03)	(0.02)	—	—	(0.10)	(0.02)	—	—
Total dividends	(0.21)	(0.40)	(0.45)	(0.53)	(0.58)	(0.61)	(0.81)	(0.88)	(0.98)	(0.98)
Offering costs charged to paid-in-capital	—	—	—	—	—	—	—	—	—	0.00[3]
Net asset value, end of period	$3.64	$4.10	$4.18	$4.12	$4.53	$4.34	$3.53	$4.49	$6.16	$7.98
Per share market value, end of period	$3.57	$3.65	$4.50	$4.77	$5.24	$4.76	$4.10	$5.07	$6.19	$8.06
Total return (market value)[4]	4.21%	(10.72)%	5.23%	2.71%	25.49%	35.07%	(2.15)%	(3.21)%	(12.15)%	(5.71)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$202,615	$228,724	$231,765	$255,760	$244,523	$229,255	$180,889	$219,440	$286,838	$358,679
Average debt per share	$1.80	$1.98	$1.96	$2.05	$2.05	$1.81	$1.99	$2.49	$3.47	$3.18
Ratio of expenses to average net assets	3.91%[5]	4.11%	4.20%	3.27%	2.51%	2.57%	2.91%	4.29%	4.81%	3.62%
Ratio of expenses to average net assets excluding interest expense	1.58%[5]	1.37%	1.65%	1.68%	1.70%	1.73%	1.78%	1.73%	1.61%	1.53%
Ratio of net investment income to average net assets	11.24%[5]	9.48%	9.67%	10.72%	11.99%	13.85%	15.17%	15.22%	12.90%	11.24%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.12%	0.15%	—	—	—	—	—	—	—	—
Portfolio turnover rate	14.41%	49.18%	61.91%	31.05%	12.10%	15.96%	33.22%	46.11%	31.29%	60.23%

1  The fund commenced operations on July 28, 1998.

2  Based on average shares outstanding.

3  Amount rounds to less than $0.01.

4  Total return is based on the change in market price of a share during the period and assumes reinvestment of dividends and distributions at actual prices pursuant to the Fund's Dividend Reinvestment Plan. Total return based on market value, which can be significantly higher or lower than the net asset value, may result in substantially different returns. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Period Ended
Per share operating performance	10/31/98[1]
Net asset value, beginning of period	$10.00
INVESTMENT ACTIVITIES
Net investment income	0.24
Net gain (loss) on investments, swap contracts and foreign currency related items (both realized and unrealized)	(1.62)
Total from investment operations	(1.38)
LESS DIVIDENDS
Dividends from net investment income	(0.24)
Return of capital	—
Total dividends	(0.24)
Offering costs charged to paid-in-capital	(0.02)
Net asset value, end of period	$8.36
Per share market value, end of period	$9.56
Total return (market value)[4]	(1.74)%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$359,956
Average debt per share	$1.02
Ratio of expenses to average net assets	1.81%[5]
Ratio of expenses to average net assets excluding interest expense	1.16%[5]
Ratio of net investment income to average net assets	10.48%[5]
Decrease reflected in above operating expense ratios due to waivers/reimbursements	—
Portfolio turnover rate	15.26%

See Accompanying Notes to Financial Statements.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements

April 30, 2008 (unaudited)

Note 1. Organization

Credit Suisse High Yield Bond Fund (the "Fund") is a business trust organized under the laws of the State of Delaware on April 30, 1998. The Fund is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended ("Investment Company Act"), as a non-diversified, closed-end management investment company. The Fund's primary objective is to seek high current income.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation ("Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities' primary markets, are valued at fair value as determined in good faith by, or under direction of, the Board of Trustees under procedures established by the Board of Trustees. At April 30, 2008, the Fund held 0.10% of its net assets in securities valued at fair value as determined in good faith under procedures established by the Board of Trustees with an aggregate cost of $3,954,177 and fair value of $202,489. The Fund's estimate of fair value assumes a willing buyer and a willing seller neither acting under the compulsion to buy or sell. Although these securities may be resold in privately negotiated transactions, the prices realized on such sales could differ from the prices originally paid by the Fund or the current carrying values, and the difference could be material.

B) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the current exchange rate at the end of the period. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Fund does not isolate that portion of realized gains and losses on investments in equity securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of equity securities. The Fund isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2008 (unaudited)

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Fund declares and pays dividends on a monthly basis. Distributions of net realized capital gains, if any, are declared and paid at least annually. However to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

The Fund's dividend policy is to distribute substantially all of its net investment income to its shareholders on a monthly basis. However, in order to provide shareholders with a more consistent yield to the current trading price of shares of beneficial interest of the Fund, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month.

E) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) CASH FLOW INFORMATION — Cash, as used in the Statement of Cash Flows, is the amount reported in the Statement of Assets and Liabilities. The Fund invests in securities and distributes dividends from net investment income and net realized gains, if any (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statement of Changes in Net Assets. Information on cash payments is presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include unrealized gain or loss on investment securities and accretion or amortization income recognized on investment securities.

H) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

I) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse") and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by State Street Bank and Trust Company ("SSB"), the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2008 (unaudited)

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and the Borrower will share the net income earned from securities lending activities. During the six months ended April 30, 2008, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $1,985,183, of which $1,444,826 was rebated to borrowers (brokers). The Fund retained $432,552 in income from the cash collateral investment and SSB, as lending agent, was paid $107,805. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

J) FORWARD FOREIGN CURRENCY CONTRACTS — The Fund may enter into forward foreign currency contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency. The Fund will enter into forward foreign currency contracts primarily for hedging purposes. Forward foreign currency contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the contract settlement date or an offsetting position is entered into. At April 30, 2008, the Fund had the following open forward foreign currency contracts:

Forward Foreign Currency Contract	Expiration Date	Foreign Currency To Be Sold	Contract Amount	Contract Value	Unrealized Gain/(Loss)
European Economic Unit	07/11/08	€(1,430,000)	$(2,253,538)	$(2,219,146)	$34,392
European Economic Unit	07/11/08	€(1,090,000)	(1,736,370)	(1,691,516)	44,854
British Pound	07/11/08	£(475,000)	(932,368)	(935,994)	(3,626)
			$(4,922,276)	$(4,846,656)	$75,620

K) CREDIT DEFAULT SWAPS — The fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell a credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

The Fund bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the fund's repurchase agreement guidelines). Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. At April 30, 2008, the Fund had no outstanding swap contracts.

Note 3. Transactions with Affiliates and Related Parties

The Fund has entered into an Investment Advisory Agreement (the "Advisory Agreement") with Credit Suisse. The Advisory Agreement provides for a fee at the annual rate of 1.00% of the first $250 million of the average weekly value of the fund's total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) and 0.75% of the average weekly value of the Fund's total assets minus the sum of liabilities (other than aggregate indebtedness constituting leverage) greater than $250 million. Effective January 1, 2007, Credit Suisse agreed to waive 0.15% of the fees payable under the Advisory Agreement. For the six months ended April 30, 2008, investment advisory fees earned and voluntarily waived were $1,335,376 and $116,814, respectively.

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2008 (unaudited)

SSB serves as Accounting and Administrative Agent for the Fund. For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the six months ended April 30, 2008, administrative services fees earned by SSB (including out-of-pocket expenses) were $29,395.

The Independent Trustees receive fifty percent (50%) of their annual retainer in the form of shares purchased by the Fund's transfer agent in the open market. Beginning in 2008, the Independent Trustees can elect to receive up to 100% of their annual retainer in shares of the Fund. Trustees as a group own less than 1% of the Funds outstanding shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the six months ended April 30, 2008, Merrill was paid $30,936 for its services to the Fund.

Note 4. Line of Credit

The Fund has a $150 million line of credit provided by Citibank North America, Inc., under a Revolving Credit and Security Agreement (the "Agreement") dated April 12, 2002, as amended from time to time, primarily to leverage its investment portfolio. Under this Agreement, the Fund may borrow the lesser of $150 million or 33 1/3% of its gross assets. Interest is payable at the Bank's Base Rate plus a commission of 0.05%. Effective June 2008, the maximum amount permitted to be borrowed under the line of credit was reduced to $115 million. The Agreement requires, among other provisions, that the percentage obtained by dividing total indebtedness for money borrowed by total assets of the Fund shall not exceed 33 1/3%. At April 30, 2008 the Fund had loans outstanding under the Agreement of $93,500,000. During the six months ended April 30, 2008, the Fund had borrowings under the Agreement as follows:

Average Daily Loan Balance	Weighted Average Interest Rate%	Maximum Daily Loan Outstanding
$100,413,736	4.393%	$107,500,000

The use of leverage by the Fund creates an opportunity for increased net income and capital appreciation for the Fund, but, at the same time, creates special risks, and there can be no assurance that a leveraging strategy will be successful during any period in which it is employed. The Fund intends to utilize leverage to provide the Shareholders with a potentially higher return. Leverage creates risks for Shareholders including the likelihood of greater volatility of net asset value and market price of the Fund's shares and the risk that fluctuations in interest rates on borrowings and short-term debt may affect the return to Shareholders. To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund's return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such funds is not sufficient to cover the cost of leverage, the return to the Fund will be less than if leverage had not been used, and therefore the amount available for distribution to Shareholders as dividends and other distributions will be reduced. In the latter case, Credit Suisse in its best judgment nevertheless may determine to maintain the Fund's leveraged position if it deems such action to be appropriate under the circumstances. During periods in which the Fund is utilizing leverage, the Management Fee will be higher than if the Fund did not utilize a leveraged capital structure because the fee is calculated as a percentage of the Managed Assets including those purchased with leverage. Certain types of borrowings by the Fund may result in the Fund's being subject to covenants in credit agreements, including those relating to asset coverage and portfolio composition requirements. The Fund's lenders may establish guidelines for borrowing which may

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2008 (unaudited)

impose asset coverage or portfolio composition requirements that are more stringent than those imposed by the Investment Company Act. It is not anticipated that these covenants or guidelines will impede Credit Suisse in managing the Fund's portfolio in accordance with the Fund's investment objectives and policies.

Note 5. Purchases and Sales of Securities

For the six months ended April 30, 2008, purchases and sales of investment securities (excluding short-term investments) were $42,884,666 and $66,574,047, respectively.

At April 30, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $360,648,754, $4,757,637, $(30,004,306) and $(25,246,669), respectively.

Note 6. Fund Shares

The Fund has one class of shares of beneficial interest, par value $.001 per share; an unlimited number of shares are authorized. Transactions in shares of beneficial interest were as follows:

	For the Six Months Ended April 30, 2008 (unaudited)	For the Year Ended October 31, 2007
Shares issued through reinvestment of dividends	-0-	321,187

Note 7. Concentration of Risk

The Fund invests in securities offering high current income, which generally will be in the lower rating categories of recognized ratings agencies (commonly known as "junk bonds").

These securities generally involve more credit risk than securities in the higher rating categories. In addition, the trading market for high yield securities may be relatively less liquid than the market for higher-rated securities. The Fund's use of leverage also increases exposure to capital risk.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Recent Accounting Pronouncements

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is "more likely than not" to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position's sustainability with a likelihood of more than 50 percent. During the period

Credit Suisse High Yield Bond Fund

Notes to Financial Statements (continued)

April 30, 2008 (unaudited)

ended April 30, 2008, Management has adopted FIN 48. There was no material impact to the financial statements or disclosures thereto as a result of the adoption of this pronouncement.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years, beginning after November 15, 2007 and interim periods within those fiscal years. As of April 30, 2008, management does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required in subsequent reports.

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Funds does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

Credit Suisse High Yield Bond Fund

Results of Annual Meeting of Shareholders (unaudited)

On February 13, 2008, the Annual Meeting of Shareholders of the Credit Suisse High Yield Bond Fund (the "Fund") was held and the following matter was voted upon:

(1) To elect two new trustees to the Board of Trustees of the Fund:

Name of Trustee	For	Withheld
Enrique Arzac	48,607,705	1,055,904
Terry Bovarnick	48,624,212	1,039,397

In addition to the trustees elected at the meeting, Lawrence J. Fox, James Cattano and Steven Rappaport continue to serve as Trustees to the Fund. Subsequent to this meeting, Lawrence D. Haber resigned as a Trustee of the Fund.

Credit Suisse High Yield Bond Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended (the "1940 Act"), contemplates that the Board of Trustees (the "Board") of Credit Suisse High Yield Bond Fund (the "Fund"), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and are not "interested persons" of the Fund, as defined in the 1940 Act (the "Independent Trustees"), are required to annually review and re-approve the terms of the Fund's existing investment advisory agreement and approve any newly proposed terms therein. In this regard, the Board reviewed and re-approved, during the six months covered by this report, an investment advisory agreement (the "Advisory Agreement") with Credit Suisse Asset Management, LLC ("Credit Suisse") for the Fund.

More specifically, at a meeting held on November 14-15, 2007, the Board, including the Independent Trustees advised by their independent legal counsel, considered the factors and reached the conclusions described below relating to the selection of Credit Suisse and the re-approval of the Advisory Agreement.

Nature, Extent and Quality of Services

The Board received and considered various data and information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The most recent investment adviser registration form ("Form ADV") for Credit Suisse was provided to the Board, as were responses of Credit Suisse to a detailed series of requests submitted by the Independent Trustees' independent legal counsel on behalf of such Trustees. The Board reviewed and analyzed these materials, which included, among other things, information about the background and experience of the senior management and the expertise of investment personnel of Credit Suisse. In this regard, the Board specifically reviewed the qualifications, background and responsibilities of the individuals primarily responsible for day-to-day portfolio management services for the Fund.

In addition, the Board considered the investment and legal compliance programs of the Fund and Credit Suisse, including their compliance policies and procedures and reports of the Fund's Chief Compliance Officer.

The Board evaluated the ability of Credit Suisse, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. In this regard, the Board considered Credit Suisse's compensation program for investment personnel involved in the management of the Fund.

Based on the above factors, together with those referenced below, the Board concluded that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Credit Suisse.

Fund Performance and Expenses

The Board considered performance results of the Fund over a number of years, as well as for recent periods. It also considered these results in comparison to the group of funds consisting of all closed-end leveraged high current yield funds (the "Performance Universe"). Lipper Inc. ("Lipper"), an independent provider of investment company data, determined the Performance Universe for the Fund and provided the comparative data. The Board was provided with a description of the methodology used by Lipper to select the closed-end funds in the Fund's Performance Universe. The Board noted that the Fund had underperformed the median performance of the funds in its Performance Universe in the ten-year period and outperformed the median performance of its Performance Universe in all other periods, including more recent periods.

The Board received and considered statistical information regarding the Fund's total expense ratio and its various components, including management fees, non-management fees, the fee waivers/caps and/or expense reimbursements and actual total expenses of the Fund (including and excluding investment-related expenses and taxes). It also considered comparisons of these fees to the expense information for the group of funds that was

Credit Suisse High Yield Bond Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (unaudited) (continued)

determined to be the most similar to the Fund (the "Expense Group") and to the median expenses of a broader universe of relevant funds (the "Expense Universe"), which comparative data was provided by Lipper. The Board was provided with a description of the methodology used by Lipper to select the closed-end funds in the Fund's Expense Group and Expense Universe. The Board noted that the total expense ratio of the Fund is higher than the median total expense ratios of the Fund's Expense Group and Expense Universe, including and excluding investment-related expenses and taxes. However, the Board was advised by Credit Suisse that the information compiled and presented by Lipper had not given effect to a full year of Credit Suisse's commitment to waive 0.15% of its investment advisory fees. The Board also noted that the Fund's actual non-management expense ratios were below the median of its Expense Group and Expense Universe. In addition, the Board took note of the limited number of peer closed-end leveraged high current yield funds and the consequent small size of the Fund's Peer Group and Performance and Expense Universes.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense results supported the re-approval of the Advisory Agreement for the Fund.

Investment Advisory Fee Rate

The Board reviewed and considered the proposed contractual investment advisory fee rate (the "Advisory Agreement Rate") payable by the Fund to Credit Suisse for investment advisory services.

Additionally, the Board received and considered information comparing the Advisory Agreement Rate (both on a stand-alone basis and on a combined basis with the Fund's administration fee rate) with those of the other funds in its Peer Group and Expense Universe. The Board noted that the Fund's administrator is not affiliated with Credit Suisse and that the Fund's administration agreement and corresponding fees were negotiated at arm's length. In this regard, the Board observed that the Advisory Agreement Rate was higher than the median rate of funds in its Peer Group. The Board also noted, however, that, as of January 1, 2007, Credit Suisse was voluntarily waiving 0.15% of its advisory fee. The Board again noted the limited number of peer closed-end leveraged high current yield funds and the consequent small size of the Fund's Peer Group and Performance and Expense Universes.

Profitability

The Board received and considered an estimated profitability analysis of Credit Suisse based on the Advisory Agreement Rate, as well as on other relationships between the Fund and Credit Suisse and its affiliates. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits that Credit Suisse and its affiliates received with regard to providing these services to the Fund were not unreasonable.

Economies of Scale

The Board received and considered information regarding whether there have been economies of scale with respect to the management of the Fund, whether the Fund has appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The Board concluded that any actual or potential economies of scale are shared fairly with Fund shareholders, including most particularly through Advisory Agreement Rate breakpoints.

The Board observed that the Advisory Agreement did not initially offer breakpoints. However, the Board noted that as part of its past review and re-approval of the Advisory Agreements it had approved the inclusion of breakpoints in the Advisory Agreement Rate and, as a result, there would be potential for Fund shareholders sharing in potential economies of scale.

Credit Suisse High Yield Bond Fund

Board Consideration and Re-Approval of Investment Advisory Agreement (unaudited) (continued)

Information about Services to Other Clients

The Board received and considered information about the nature and extent of services and fee rates offered by Credit Suisse to other clients, including other registered investment companies, separate accounts and institutional investors and investment companies to which Credit Suisse serves as an unaffiliated sub-adviser. The Board concluded that the Advisory Agreement Rate was reasonable given the nature and extent of services provided and comparison with rates offered to other clients. In this regard, where rates offered to other clients are appreciably lower, the Board concluded, based on information provided by Credit Suisse, that the costs associated with managing and operating a registered, closed-end, leveraged high yield bond fund, compared with other clients and other funds, provided a justification for the higher fee rates charged to the Fund.

Other Benefits to Credit Suisse

The Board received and considered information regarding potential "fall-out" or ancillary benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of Credit Suisse with the Fund and benefits potentially derived from an increase in the business of Credit Suisse as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

Other Factors and Broader Review

As discussed above, the Board reviews detailed materials received from Credit Suisse annually as part of the re-approval process under Section 15(c) of the 1940 Act. The Board also reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of Credit Suisse at least in each of its quarterly meetings, which include, among other things, a detailed portfolio review, and detailed fund performance reports, and confers with the chief investment officer of the Fund at various times throughout the year.

After considering the above-described factors and based on its deliberations and its evaluation of the information provided to it, the Board concluded that re-approval of the Advisory Agreement for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously re-approved the Advisory Agreement.

Credit Suisse High Yield Bond Fund

Privacy Policy Notice (unaudited)

Important Privacy Choices for Consumers

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

We may collect nonpublic information about you from the following sources:

• Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

• Information about your transactions with us, our affiliates, or others.

We do not disclose any nonpublic personal information about our customers or former customers to anyone, except with your consent or as otherwise permitted by law.

We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

Note: This Notice is provided to clients and prospective clients of Credit Suisse Asset Management, LLC, ("Credit Suisse), and Credit Suisse Asset Management Securities, Inc., and shareholders and prospective shareholders in Credit Suisse sponsored and advised investment companies, including Credit Suisse Funds, and other consumers and customers, as applicable. This Notice is not intended to be incorporated in any offering materials but is merely a statement of our current Privacy Policy, and may be amended from time to time upon notice to you. This Notice is dated as of May 14, 2008.

Credit Suisse High Yield Bond Fund

Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

• By calling 1-800-293-1232

• On the Fund's website, www.credit-suisse.com/us

• On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

Credit Suisse High Yield Bond Fund

Dividend Reinvestment and Cash Purchase Plan (unaudited)

Credit Suisse High Yield Bond Fund (the "Fund") offers a Dividend Reinvestment and Cash Purchase Plan (the "Plan") to its common stockholders. The Plan offers common stockholders a prompt and simple way to reinvest net investment income dividends and capital gains and other periodic distributions in shares of the Fund's common stock. Computershare Trust Company, N.A. ("Computershare") acts as Plan Agent for stockholders in administering the Plan.

Participation in the Plan is voluntary. In order to participate in the Plan, you must be a registered holder of at least one share of stock of the Fund. If you are a beneficial owner of the Fund having your shares registered in the name of a bank, broker or other nominee, you must first make arrangements with the organization in whose name your shares are registered to have the shares transferred into your own name. Registered shareholders can join the Plan via the Internet by going to www.computershare.com, authenticating your online account, agreeing to the Terms and Conditions of online "Account Access" and completing an online Plan Enrollment Form. Alternatively, you can complete the Plan Enrollment Form and return it to Computershare at the address below.

By participating in the Plan, your dividends and distributions will be promptly paid to you in additional shares of common stock of the Fund. The number of shares to be issued to you will be determined by dividing the total amount of the distribution payable to you by the greater of (i) the net asset value per share ("NAV") of the Fund's common stock on the payment date, or (ii) 95% of the market price per share of the Fund's common stock on the payment date. If the NAV of the Fund's common stock is greater than the market price (plus estimated brokerage commissions) on the payment date, then Computershare (or a broker-dealer selected by Computershare) shall endeavor to apply the amount of such distribution on your shares to purchase shares of Fund common stock in the open market.

You should be aware that all net investment income dividends and capital gain distributions are taxable to you as ordinary income and capital gain, respectively, whether received in cash or reinvested in additional shares of the Fund's common stock.

The Plan also permits participants to purchase shares of the Fund through Computershare. You may invest $100 or more monthly, with a maximum of $100,000 in any annual period. Computershare will purchase shares for you on the open market on the 25th of each month or the next trading day if the 25th is not a trading day.

There is no service fee payable by Plan participants for dividend reinvestment. For voluntary cash payments, Plan participants must pay a service fee of $5.00 per transaction. Plan participants will also be charged a pro rata share of the brokerage commissions for all open market purchases ($0.03 per share as of October 2006). Participants will also be charged a service fee of $5.00 for each sale and brokerage commissions of $0.03 per share (as of October 2006).

You may terminate your participation in the Plan at any time by requesting a certificate or a sale of your shares held in the Plan. Your withdrawal will be effective immediately if your notice is received by Computershare prior to any dividend or distribution record date; otherwise, such termination will be effective only with respect to any subsequent dividend or distribution. Your dividend participation option will remain the same unless you withdraw all of your whole and fractional Plan shares, in which case your participation in the Plan will be terminated and you will receive subsequent dividends and capital gains distributions in cash instead of shares.

Credit Suisse High Yield Bond Fund

Dividend Reinvestment and Cash Purchase Plan (unaudited) (continued)

If you want further information about the Plan, including a brochure describing the Plan in greater detail, please contact Computershare as follows:

By Internet:  www.computershare.com

By phone:  (800) 730-6001 (U.S. and Canada)
  (781) 575-3100 (Outside U.S. and Canada)

Customer service associates are available from 9:00 a.m. to 5:00 p.m. Eastern time, Monday through Friday

By mail:  Credit Suisse High Yield Bond Fund
  c/o Computershare
  P.O. Box 43078
  Providence, Rhode Island 02940-3078

All notices, correspondence, questions or other communications sent by mail should be sent by registered or certified mail, return receipt requested.

The Plan may be terminated by the Fund or Computershare upon notice in writing mailed to each participant at least 30 days prior to any record date for the payment of any dividend or distribution.

Credit Suisse High Yield Bond Fund

Other Funds Managed by Credit Suisse Asset Management, LLC

CLOSED-END FUNDS

Single Country
The Chile Fund, Inc. (AMEX: CH)
The First Israel Fund, Inc. (AMEX: ISL)
The Indonesia Fund, Inc. (AMEX: IF)

Multiple Country
The Emerging Markets Telecommunications Fund, Inc. (AMEX: ETF)
The Latin America Equity Fund, Inc. (AMEX: LAQ)

Fixed Income
Credit Suisse Asset Management Income Fund, Inc. (AMEX: CIK)
Credit Suisse High Yield Bond Fund (AMEX: DHY)

Literature Request — Call today for free descriptive information on the closed-end funds listed above at 1-800-293-1232 or visit our website at www.credit-suisse.com/us.

OPEN-END FUNDS

Credit Suisse Absolute Return Fund

Credit Suisse Cash Reserve Fund

Credit Suisse Commodity Return Strategy Fund

Credit Suisse Global Fixed Income Fund

Credit Suisse Global Small Cap Fund

Credit Suisse High Income Fund

Credit Suisse International Focus Fund

Credit Suisse Large Cap Blend Fund

Credit Suisse Large Cap Growth Fund

Credit Suisse Large Cap Value Fund

Credit Suisse Mid-Cap Core Fund

Credit Suisse Small Cap Core Fund

Fund shares are not deposits or other obligation of Credit Suisse Asset Management, LLC or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse Asset Management, LLC or any affiliate. Fund investments are subject to investment risks, including loss of your investment. There are special risk considerations associated with international, global, emerging-markets, small-company, private equity, high-yield debt, single-industry, single-country and other special, aggressive or concentrated investment strategies. Past performance cannot guarantee future results.

More complete information about a fund, including charges and expenses, is provided in the Prospectus, which should be read carefully before investing. You may obtain copies by calling Credit Suisse Funds at 800-927-2874. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

Credit Suisse Asset Management Securities, Inc., Distributor.

This report, including the financial statements herein, is sent to the shareholders of the Fund for their information. The financial information herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon. It is not a prospectus, circular or representation intended for use in the purchase or sale of the Fund or of any securities mentioned in this report.

DHY-SAR-0408

Item 2. Code of Ethics.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 3. Audit Committee Financial Expert.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

This item is inapplicable to a semi-annual report on Form N-CSR.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

None.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(g) of Schedule 14A in its definitive proxy statement dated December 29, 2006.

Item 11. Controls and Procedures.

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)           There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE HIGH YIELD BOND FUND

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	July 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/George R. Hornig
Name:	George R. Hornig
Title:	Chief Executive Officer
Date:	July 8, 2008

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	July 8, 2008